RELATED PARTIES	6 Months Ended
Jun. 30, 2023
RELATED PARTIES
RELATED PARTIES

NOTE 10: — RELATED PARTIES

a.	For the six months ended June 30, 2023, related parties consisted of 9 directors (including the CEO, who is also a key officer and shareholder) who served on the Company's Board of Directors during the period and 6 other individuals who served as key officers during the period. For the six months ended June 30, 2022, related parties consisted of 7 directors (including the CEO, who was also a key officer and shareholder) who served on either the Company’s or Freightos-HK’s respective Board of Directors during the period and 6 other individuals who served as key officers during the period.
b.	Related party transactions:

The Company entered into a number of commercial agreements with a subsidiary of one of its investors in connection with a number of ocean cargo indexes. The investor’s subsidiary serves as a benchmark administrator for the indexes and the Company serves as the calculating agent of these indexes. In addition, the parties share the revenue from licensing certain data used in calculating the indexes. The total expense accrued by the Company during the six month periods ended June 30, 2023 and 2022 was $95 and $62, respectively. The expense was included under sales and marketing in the consolidated statements of profit or loss. Outstanding balance as of June 30, 2023 was $1 and was included under accrued expenses and other payables. As of December 31, 2022 an outstanding prepaid balance of $31 was included under other receivables and prepaid expenses.

Certain of the Company’s investors also conduct business on the Company’s transactional platforms through other of the investors’ respective group members. Fees charged for these users are no more favorable than terms generally available to third parties under the same or similar circumstances.

c.	Benefits to directors:

	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)

Compensation to directors not employed by the Company or on its behalf	$64	$—
Number of directors entitled to receive the above compensation by the Company	3	—

d.	Compensation of key management personnel of the Group recognized as an expense during the reporting period:

	For the period of
	six months ended
	June 30,
	2023	2022
	(unaudited)	(unaudited)
Short-term employee benefits	$1,103	$951
Share-based payments	420	360
Post-employment benefits	—	9
	$1,523	$1,320
Number of key officers	7	7